Net borrowings - Schedule of net borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Jul. 01, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Borrowings [abstract]
Borrowings due within one year and bank overdrafts	£ (3,381)		£ (1,959)	£ (1,742)
Borrowings due after one year	(10,091)		(10,596)	(10,272)
Fair value of foreign currency forwards and swaps	39		370	195
Fair value of interest rate hedging instruments	89		104	20
Lease liabilities	(486)	£ (379)
Finance Lease Liabilities			(128)	(144)
Gross borrowings	(13,830)		(12,209)	(11,943)
Cash and cash equivalents	950		932	1,591
Net borrowings	£ (12,880)		£ (11,277)	£ (10,352)	£ (9,091)